Operating expenses	12 Months Ended
Oct. 31, 2024
Disclosure Of Operating Expenses [Abstract]
Operating expenses [Text Block]

16. Operating expenses

(a) General and administration

The components of general and administration expenses are as follows:

	Notes	2024	2023	2022
General and administration		$42,113	$70,584	$59,938
Rent and occupancy	10 (b)	18,514	17,663	50,907
Office insurance		1,986	1,930	1,696
Investor relations, listing and filing fees		77,535	52,756	64,769
Telephone		6,488	5,683	8,056
		$146,636	$148,616	$185,366

(b) Professional, other fees and salaries

The components of professional, other fees and salaries expenses are as follows:

	2024	2023	2022
Professional fees	$98,412	$144,244	$110,933
Consulting fees	40,977	67,664	69,563
Salaries and benefits	252,017	398,144	467,214
	$391,406	$610,052	$647,710